June 29, 2007

Supplement

SUPPLEMENT DATED JUNE 29, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE DIVIDEND GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The last sentence of the first paragraph in the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies — Other Investments’’ is hereby deleted and replaced with the following:

The Portfolio may also invest in real estate investment trusts (‘‘REITs’’) and may utilize options, stock index futures and forward foreign currency exchange contracts.

The second sentence of the section of the Prospectus entitled ‘‘The Portfolio — Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed income, U.S. government securities, convertible securities, REITs, options, stock index futures and forward foreign currency exchange contracts.

The section of the Prospectus entitled ‘‘The Portfolio — Additional Investment Strategy Information — Options’’ is hereby deleted and replaced with the following:

Options and Stock Index Futures.    The Portfolio may invest in put and call options on its portfolio securities and indices, and stock index futures. The Portfolio may use options and stock index futures to facilitate trading, to increase or decrease the Portfolio’s market exposure, to seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio’s securities or an increase in prices of securities that may be purchased.

The section of the Prospectus entitled ‘‘The Portfolio — Additional Risk Information — Options’’ is hereby deleted and replaced with the following:

Options and Stock Index Futures.    If the Portfolio utilizes options and/or stock index futures, its participation in these markets may subject the Portfolio to certain risks. If the Investment Adviser’s predictions of movements in the direction of the stock markets are inaccurate, the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio’s net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and stock index futures include, for example, the possible imperfect correlation between the prices of the options and futures contracts and the movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. OTC covered call options are negotiated with dealers and there is no secondary market for these investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD DIV 06/07

June 29, 2007

Supplement

SUPPLEMENT DATED JUNE 29, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2007

The following sentence is hereby added after the third sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Purchasing Call and Put Options’’:

The Dividend Growth Portfolio may purchase put and call options in an amount of up to 25% of its net assets.

The first sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Stock Index Options’’ is hereby deleted and replaced with the following:

Each of the Balanced Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Focus Growth Portfolio, the Capital Opportunities Portfolio and the Global Equity Portfolio may invest in options on stock indexes.

The second to last sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Futures Contracts’’ is hereby deleted and replaced with the following:

The Developing Growth Portfolio, the Dividend Growth Portfolio, the Equally-Weighted S&P 500 Portfolio and the Growth Portfolio may purchase and sell stock index futures.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.